Vanguard® Global Capital Cycles Fund
Schedule of Investments (unaudited)
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.6%)
Australia (2.5%)
	BHP Group Ltd.	694,144	19,038
[1]	BHP Group Ltd. ADR	293,870	16,210
			35,248
Brazil (1.7%)
	Banco Bradesco SA ADR	6,202,920	16,748
	Vale SA Class B ADR	577,448	7,027
			23,775
Canada (15.6%)
	Barrick Gold Corp.	8,085,317	134,540
*	Foran Mining Corp.	7,674,073	23,524
	Intact Financial Corp.	123,228	20,254
	Agnico Eagle Mines Ltd.	286,965	18,179
	First Quantum Minerals Ltd.	1,372,400	17,426
*	Abaxx Technologies Inc.	799,752	7,523
			221,446
China (4.6%)
	Alibaba Group Holding Ltd.	5,471,902	51,234
	Contemporary Amperex Technology Co. Ltd. Class A	502,650	14,058
			65,292
France (3.0%)
*	Engie SA	1,242,788	21,576
	Societe Generale SA	779,370	21,000
			42,576
Germany (3.9%)
	Rheinmetall AG	56,824	31,312
	RWE AG	397,353	13,842
	Hensoldt AG	269,986	10,637
			55,791
India (3.6%)
	Reliance Industries Ltd.	1,447,928	50,828
Japan (1.7%)
	SUMCO Corp.	883,000	13,169
	Panasonic Holdings Corp.	1,311,920	11,451
			24,620
Norway (0.5%)
*	Seadrill Ltd.	147,139	7,144
South Korea (4.6%)
	Samsung Electronics Co. Ltd.	1,175,204	65,326

			Shares	Market Value ($000)
Sweden (0.9%)
		Boliden AB	363,059	11,932
Switzerland (2.6%)
		Novartis AG (Registered)	373,666	36,267
Taiwan (2.8%)
		Taiwan Semiconductor Manufacturing Co. Ltd. ADR	282,632	38,817
United Kingdom (26.1%)
		Glencore plc	13,182,846	76,705
		Anglo American plc	2,271,225	74,218
		Unilever plc	811,595	41,984
		Rio Tinto plc ADR	567,573	38,498
		Babcock International Group plc	5,469,895	34,614
		Haleon plc	6,026,994	25,454
		Prudential plc	2,695,646	23,445
		Fresnillo plc	2,831,265	19,609
		Shell plc	520,603	18,507
		Hammerson plc	50,967,151	17,288
				370,322
United States (22.5%)
		Viper Energy Inc. Class A	1,424,950	54,376
		Wells Fargo & Co.	700,663	41,563
		BWX Technologies Inc.	420,559	40,277
		Pfizer Inc.	1,183,962	30,333
		Intel Corp.	803,630	24,487
		Marvell Technology Inc.	371,178	24,464
		Chesapeake Energy Corp.	259,332	23,309
		Texas Instruments Inc.	120,785	21,309
		American Electric Power Co. Inc.	242,224	20,838
*		Fluor Corp.	515,046	20,772
*		Antero Resources Corp.	511,377	17,392
				319,120
Total Common Stocks (Cost $1,198,344)				1,368,504
Warrants (0.1%)
*		Metals Acquisition Ltd. Exp. 6/16/28 (Cost $246)	330,300	783
		Coupon
Temporary Cash Investments (4.3%)
Money Market Fund (4.3%)
[2,3]	Vanguard Market Liquidity Fund (Cost $61,199)	5.394%	612,118	61,205
Total Investments (101.0%) (Cost $1,259,789)				1,430,492
Other Assets and Liabilities—Net (-1.0%)				(13,508)
Net Assets (100%)				1,416,984
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,998,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $15,770,000 was received for securities on loan.

ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	564,341	—	—	564,341
Common Stocks—Other	100,669	703,494	—	804,163
Warrants	783	—	—	783
Temporary Cash Investments	61,205	—	—	61,205
Total	726,998	703,494	—	1,430,492